Organization	9 Months Ended
Sep. 30, 2016
Organization
Organization

SUTHERLAND ASSET MANAGEMENT CORPORATION

NOTES TO the CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization

Sutherland Asset Management Corporation (the “Company” or “Sutherland” and together with its subsidiaries “we,” “us” and “our”) is a Maryland corporation formed on November 4, 2013. The Company is externally managed and advised by Waterfall Asset Management, LLC (“Waterfall” or the “Manager”), an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended (the “Advisors Act”).

Sutherland Partners, LP (the “Operating Partnership”) holds substantially all of our assets and conducts substantially all of our business.  As of September 30, 2016 and December 31, 2015, the Company owned approximately 91.9% of the operating partnership units (“OP units”) of the Operating Partnership.  The Company, as sole general partner of the Operating Partnership, has responsibility and discretion in the management and control of the Operating Partnership, and the limited partners of the Operating Partnership, in such capacity, have no authority to transact business for, or participate in the management activities of the Operating Partnership.  Therefore, the Company consolidates the Operating Partnership.

The Company, together with its consolidated subsidiaries and variable interest entities (“VIEs”), is a specialty finance company which acquires, originates, manages, services and finances small balance commercial (“SBC”) loans, Small Business Administration (“SBA”) loans and to a lesser extent, mortgage backed securities (“MBS”) collateralized primarily by SBC loans, or other real estate-related investments.

SBC loans represent a special category of commercial loans, sharing both commercial and residential loan characteristics.  SBC loans are generally secured by first mortgages on commercial properties, but because SBC loans are also often accompanied by collateralization of personal assets and subordinate lien positions, aspects of residential mortgage credit analysis are utilized in the underwriting process.

The Company operates in three reportable segments: investment activities, new SBC loan originations, and SBA loan origination and servicing.

The investment activities segment represents the Company’s investments in SBC loans, real estate acquired in settlement of loans (“REO”), MBS and equity securities traded on public exchanges. Management seeks to maximize the value of the SBC loans acquired by the Company through proprietary loan modification programs, special servicing and other initiatives focused on keeping borrowers in their properties. Where this is not possible, such as in the case of many nonperforming loans, the Company seeks to effect property resolution in a timely, orderly and economically efficient manner, including through the use of resolution alternatives to foreclosure.

The SBC loan originations segment is operated through a wholly-owned subsidiary, ReadyCap Commercial, LLC, a wholly owned subsidiary of ReadyCap Holdings, LLC (collectively, “ReadyCap”).  ReadyCap originates SBC loans through multiple loan origination channels.  These loans may be financed though borrowings under credit facilities, borrowings under repurchase agreements and securitization transactions.

The SBA loan origination and servicing segment is operated through ReadyCap Lending, LLC (“Lending”), a wholly owned subsidiary of ReadyCap Holdings, LLC. Lending acquires, originates and services loans guaranteed by the SBA under the SBA loan program. Lending holds a SBA license as a Small Business Lending Company and has been granted Preferred Lender Status by the SBA.

The Company qualifies as a REIT under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), commencing with its first taxable year ended December 31, 2013. To maintain its tax status as a REIT, the Company distributes at least 90% of its taxable income in the form of qualifying distributions to shareholders.

In the fourth quarter of 2015, the Company determined “Silverthread”, a brokerage subsidiary, was classified as held-for-sale due to management’s intent to sell the business, and the Company has included Silverthread in discontinued operations.  The economic cut off of the Silverthread sale was February 28, 2016 and the closing occurred in May of 2016.